Cover	12 Months Ended
Dec. 31, 2020 shares
Disclosure of fair value measurement of equity [line items]
Entity Registrant Name	EDENOR
Entity Central Index Key	0001395213
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Title of 12(b) Security	Class B Common Shares American Depositary Shares, or ADSs, evidenced by American Depositary Receipts, each representing 20 Class B Common Shares
Trading Symbol	EDN
Security Exchange Name	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	C1
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	906,455,100
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A Common Stock [member]
Disclosure of fair value measurement of equity [line items]
Entity Common Stock, Shares Outstanding	462,292,111
Class B Common Stock [member]
Disclosure of fair value measurement of equity [line items]
Entity Common Stock, Shares Outstanding	442,210,385	[1]
Class C Common Stock [member]
Disclosure of fair value measurement of equity [line items]
Entity Common Stock, Shares Outstanding	1,952,604	[2]

[1]	Includes 31,380,871 treasury shares as of December 31, 2020 and December 31, 2019.
[2]	Relates to the Employee Stock Ownership Program Class C shares that have not been transferred.